Revenue - Schedule of Accounts Receivable (Details) - USD ($) $ in Millions	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
Accounts receivable	$ 1,150	$ 1,331
Allowance for current expected credit losses	(31)	(31)	$ (19)	$ (20)
Total accounts receivable, net	$ 1,119	$ 1,300